STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION
Schedule of changes in outstanding stock options

	December 31, 2011
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(Shares and intrinsic value in thousands)
Outstanding at January 1, 2011	13,418	$22.06
Granted	2,563	32.37
Exercised	(4,733)	22.03
Forfeited	(683)	17.66
Expired	(40)	19.79

Outstanding at December 31, 2011	10,525	$24.88	7.1	$186,474

Options exercisable	3,871	$23.30	5.2	$74,704

Schedule of information about stock options outstanding and exercisable

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Outstanding at December 31, 2011	Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Exercisable at December 31, 2011	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
	(Shares in thousands)
$0.01 to $10.00	28	1.4	$4.46	28	1.4	$4.46
$10.01 to $20.00	3,080	6.3	16.54	1,650	5.7	16.31
$20.01 to $30.00	3,483	6.6	22.02	1,473	5.6	22.56
$30.01 to $40.00	3,156	9.2	32.20	19	2.1	33.79
$40.01 to $50.00	778	4.1	41.76	701	3.4	41.80

	10,525	7.1	$24.88	3,871	5.2	$23.30

Schedule of weighted average assumptions used in Black-Scholes option pricing model

	Years Ended December 31,
	2011	2010	2009
Expected volatility	30%	30%	59%
Risk-free interest rate	2.3%	2.4%	2.1%
Expected term	6.1 years	5.6 years	4.9 years
Dividend yield	0	0	0

Schedule of outstanding nonvested RSUs and PSUs

	RSUs		PSUs
	Number of shares	Weighted Average Grant Date Fair Value	Number of shares(a)	Weighted Average Grant Date Fair Value
	(Shares in thousands)
Nonvested at January 1, 2011	1,568	$24.78	3,898	$21.52
Granted	126	35.27	1,332	32.14
Vested	(1,060)	22.79	—	—
Forfeited	(74)	23.91	(689)	22.95

Nonvested at December 31, 2011	560	$31.06	4,541	$24.41

(a)
Included in the table are PSUs which cliff vest at the end of two or three years in varying amounts depending upon certain performance conditions. The PSU table above includes these awards at their maximum.